Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable	$ 5,097	$ 10,136
Other accounts receivable	156	80
Accounts receivable	$ 5,253	$ 10,216